Debt Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended	3 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Aug. 18, 2010	Nov. 16, 2009	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2011 Unsecured Debt [Member]	Jun. 30, 2011 Term Loan [Member]	Apr. 06, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Oct. 01, 2010 Term Loan [Member]	Dec. 31, 2011 Other Long-term Debt [Member]	Dec. 31, 2010 Other Long-term Debt [Member]	Dec. 31, 2011 Current Portion of Long-term Debt [Member]	Dec. 31, 2010 Current Portion of Long-term Debt [Member]	Dec. 31, 2011 Other Short-term Debt [Member]	Dec. 31, 2010 Other Short-term Debt [Member]	Dec. 31, 2011 Asset-backed Securities [Member]
Debt Instrument [Line Items]
Short-term debt	$ 87	$ 78				$ 87	$ 73
Long-term debt	512	483
Short-term Debt, Weighted Average Interest Rate															5.30%	6.10%	4.10%	3.40%
Current portion of long-term debt	1	7
Other - short-term	86	71																	8
Long-term debt, Weighted Average Interest Rate								6.75%			8.00%		10.20%	11.20%
6.75% senior notes due April 15, 2019	494
Term loan		472
Other	18	11				18	11
Total long-term debt	512	483
Total debt	599	561				105	84
Debt Instrument, Face Amount								500		498		500
Debt Instrument, Maturity Date								Apr. 15, 2019
Loss on debt extinguishment									24
Unamortized debt discount and issuance costs										21		10
Line of credit facility capacity increase	20
Total facility size	220
Revolver amount available for borrowing	220
Amended LOC Agreement facility capacity			15
Facility capacity per LOC Agreement					40
Percent of Collateral to The Aggregated Stated Amount of The LOCs	103.00%
Outstanding letters of credit	11	15
Working capital facility availability						200
Servicing fee on receivables sold																			30 basis points
Financing fee on advanced portion																			75 basis points
Pledged Receivables	82	90
Facility Size Per DIP Credit Agreement	150
DIP Credit Facility, Outstanding				75
Debt maturities in next twelve months	87
Debt maturitites in year two	9
Debt maturities in year three	3
Debt maturities in year four	4
Debt maturities in year five	1
Debt mature year six and thereafter	495
Fair value of debt	$ 587	$ 566